Operating segments (Details) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	May 07, 2021 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of operating segments [line items]
Number of reportable segments			6
Interest income calculated using the effective interest method			R$ 1,435,428	R$ 942,808	R$ 775,515
Interest expenses			543,242	184,335	256,717
Net interest income			892,186	758,473	518,798
Income from securities			745,613	12,060	62,518
Other revenues			190,082	109,882	52,843
Revenues			2,221,823	1,011,531	712,224
Other income				109,216
Impairment losses on financial assets			(595,581)	(213,688)	(138,570)
Personal expense			(443,328)	(229,096)	(169,198)
Depreciation and amortization			94,251	43,659	17,463
Other Administration expenses			(219,618)	(20,133)	(23,023)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			(231,062)	(7,023)	684
Profit / (loss) for the year	R$ (40,437)	R$ (14,629)	(55,068)	30,686	30,370
Total assets		36,626,337	36,626,337	19,921,613
Total liabilities		28,176,554	28,176,554	16,597,398
Total shareholders equity	R$ 3,127,985	8,449,784	8,449,784	3,324,215	2,161,938	R$ 3,127,985	R$ 932,188
Total of reportable segments
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			1,399,144	913,002	776,001
Interest expenses			547,954	(154,141)	248,359
Net interest income			851,190	758,861	527,642
Revenues from services and commissions			544,623	257,497	130,457
Expenses from services and commissions			(100,297)	(71,611)	(59,367)
Net result from services and commissions			444,326	185,886	71,090
Income from securities			784,925	10,980	53,895
Net gains / (losses) on derivatives			(56,006)	(54,418)	4,235
Other revenues			382,762	150,770	113,317
Revenues			2,407,197	1,052,079	770,179
Impairment losses on financial assets			(448,802)	(174,551)	(107,065)
Personal expense			(443,328)	(229,096)	(169,198)
Depreciation and amortization			105,718	(42,341)	14,053
Other Administration expenses			(1,244,091)	(644,006)	(380,991)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			156,494	(37,915)	98,872
Current income tax and social contribution			(50,985)	(13,166)	(5,859)
Deferred income tax and social contribution			144,593	67,832	4,321
Profit / (loss) for the year			250,103	16,751	97,334
Total assets		37,195,176	37,195,176	19,980,230	10,126,648
Total liabilities		28,428,776	28,428,776	16,583,733	7,878,026
Total shareholders equity		8,766,400	8,766,400	3,396,497	2,248,622
Banking segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			1,398,269	912,455	775,501
Interest expenses			539,913	(154,088)	248,359
Net interest income			858,356	758,367	527,142
Revenues from services and commissions			238,957	154,985	94,116
Expenses from services and commissions			(100,297)	(71,611)	(59,367)
Net result from services and commissions			138,660	83,374	34,749
Income from securities			766,196	9,760	51,856
Net gains / (losses) on derivatives			(56,006)	(54,418)	4,235
Other revenues			348,927	150,770	113,317
Revenues			2,056,133	947,853	731,299
Impairment losses on financial assets			(448,802)	(174,551)	(107,065)
Personal expense			(405,312)	(213,633)	(162,192)
Depreciation and amortization			101,758	(41,860)	13,841
Other Administration expenses			(1,200,323)	(614,688)	(373,846)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			(108,826)	(96,879)	74,355
Deferred income tax and social contribution			143,440	66,329	4,525
Profit / (loss) for the year			34,614	(30,550)	78,880
Total assets		36,433,641	36,433,641	19,743,678	10,062,373
Total liabilities		27,945,001	27,945,001	16,440,990	7,861,356
Total shareholders equity		8,488,640	8,488,640	3,302,688	2,201,017
Securities segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			875	1	2
Interest expenses			8,012
Net interest income			(7,137)	1	2
Revenues from services and commissions			45,490	21,894	17,471
Net result from services and commissions			45,490	21,894	17,471
Income from securities			12,716	1,044	2,039
Other revenues			21,914
Revenues			72,983	22,939	19,512
Personal expense			(7,983)	(3,727)	(2,153)
Depreciation and amortization			567	(257)	144
Other Administration expenses			(29,921)	(22,712)	(6,126)
Profit / (loss) before income tax			34,512	(3,757)	11,089
Current income tax and social contribution			(12,372)		(3,552)
Deferred income tax and social contribution			(918)	1,503	(341)
Profit / (loss) for the year			21,222	(2,254)	7,196
Total assets		368,211	368,211	75,899	43,317
Total liabilities		317,646	317,646	46,596	11,725
Total shareholders equity		50,565	50,565	29,303	31,592
Insurance brokerage segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method				546	205
Net interest income				546	205
Revenues from services and commissions			51,670	34,072	18,870
Net result from services and commissions			51,670	34,072	18,870
Income from securities			5,427
Other revenues			53
Revenues			57,150	34,618	19,075
Personal expense			(6,615)	(5,517)	(4,441)
Depreciation and amortization			338	(131)	67
Other Administration expenses			(25,354)	(5,072)	(733)
Profit / (loss) before income tax			75,551	34,042	13,834
Current income tax and social contribution			(10,791)	(4,808)	(2,307)
Profit / (loss) for the year			64,760	29,234	11,527
Total assets		124,670	124,670	81,289	11,094
Total liabilities		69,890	69,890	45,771	4,813
Total shareholders equity		54,780	54,780	35,517	6,281
Marketplace Segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method					15
Net interest income					15
Revenues from services and commissions			180,528	33,574
Net result from services and commissions			180,528	33,574
Income from securities			371	82
Other revenues			2,862
Revenues			183,761	33,656	15
Personal expense			(9,804)	(4,168)
Depreciation and amortization			2,637
Other Administration expenses			(26,802)	(5,975)	(211)
Profit / (loss) before income tax			144,518	23,513	(196)
Current income tax and social contribution			(25,970)	(6,958)
Deferred income tax and social contribution					66
Profit / (loss) for the year			118,548	16,555	(130)
Total assets		232,470	232,470	69,382	4,884
Total liabilities		90,756	90,756	47,957	14
Total shareholders equity		141,714	141,714	21,426	4,870
Asset management segment
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method					278
Interest expenses				(53)
Net interest income				(53)	278
Revenues from services and commissions			14,460	12,972
Net result from services and commissions			14,460	12,972
Income from securities			140	94
Other revenues			8,270
Revenues			22,870	13,013	278
Personal expense			(2,334)	(2,051)	(412)
Depreciation and amortization			64	(93)	1
Other Administration expenses			(3,783)	(5,703)	(75)
Profit / (loss) before income tax			16,689	5,166	(210)
Current income tax and social contribution			(1,581)	(1,400)
Deferred income tax and social contribution					71
Profit / (loss) for the year			15,108	3,766	(139)
Total assets		11,178	11,178	9,982	4,980
Total liabilities		3,097	3,097	2,419	118
Total shareholders equity		8,081	8,081	7,563	4,862
Services segment
Disclosure of operating segments [line items]
Interest expenses			29
Net interest income			(29)
Revenues from services and commissions			13,518
Net result from services and commissions			13,518
Income from securities			75
Other revenues			736
Revenues			14,300
Personal expense			(11,280)
Depreciation and amortization			354
Other Administration expenses			(8,616)
Profit / (loss) before income tax			(5,950)
Current income tax and social contribution			(271)
Deferred income tax and social contribution			2,071
Profit / (loss) for the year			(4,149)
Total assets		25,006	25,006
Total liabilities		2,386	2,386
Total shareholders equity		22,620	22,620
Operating segments [member]
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			1,435,428	942,808	775,515
Interest expenses			543,242	184,335	256,717
Net interest income			892,186	758,473	518,798
Revenues from services and commissions			542,569	257,145	130,457
Expenses from services and commissions			(100,297)	(71,611)	(56,627)
Net result from services and commissions			442,272	185,534	73,830
Income from securities			745,613	12,060	62,518
Net gains / (losses) on derivatives			(48,330)	(54,418)	4,235
Other revenues			190,082	109,882	52,843
Revenues			2,221,823	1,011,531	712,224
Other income				109,216
Impairment losses on financial assets			(595,581)	(213,688)	(138,570)
Personal expense			(443,328)	(229,096)	(169,198)
Depreciation and amortization			94,251	43,659	17,463
Other Administration expenses			(1,310,961)	(641,327)	(386,309)
Income from equity interests in affiliates			(8,764)
Profit / (loss) before income tax			(231,062)	(7,023)	684
Current income tax and social contribution			(52,441)	(13,166)	(5,859)
Deferred income tax and social contribution			228,434	50,875	35,545
Profit / (loss) for the year			(55,068)	30,686	30,370
Total assets		36,626,337	36,626,337	19,921,613	10,077,086
Total liabilities		28,176,554	28,176,554	16,597,398	7,915,148
Total shareholders equity		8,449,784	8,449,784	3,324,215	2,161,938
Adjustments and Eliminations
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			(7,163)	(1,700)	(656)
Interest expenses			(4,712)	(1,245)	(3,469)
Net interest income			(2,451)	(2,945)	(4,125)
Expenses from services and commissions					2,740
Net result from services and commissions					2,740
Income from securities			(54,620)		(2,067)
Other revenues			(192,694)	(40,888)	(60,863)
Revenues			(249,765)	(40,888)	(62,930)
Other income				(109,216)
Impairment losses on financial assets			(146,808)	(39,137)	(31,505)
Depreciation and amortization			(11,467)	(1,318)	(3,410)
Other Administration expenses			54,255	4,403	4,362
Profit / (loss) before income tax			(439,360)	29,331	(103,592)
Deferred income tax and social contribution			83,841	(16,957)	31,224
Profit / (loss) for the year			(355,519)	12,374	(72,368)
Total assets		(6,793,752)	(6,793,752)	(483,977)	(105,760)
Total liabilities		(268,488)	(268,488)	(51,826)	(36,330)
Total shareholders equity		(6,525,263)	(6,525,263)	(493,076)	(142,090)
Other [Member]
Disclosure of operating segments [line items]
Interest income calculated using the effective interest method			43,447	31,506	170
Interest expenses				(28,949)	4,889
Net interest income			43,447	2,557	(4,718)
Revenues from services and commissions			(2,054)	(352)
Net result from services and commissions			(2,054)	(352)
Income from securities			15,308	1,080	10,690
Net gains / (losses) on derivatives			7,676
Other revenues			15		389
Revenues			64,392	3,285	6,361
Impairment losses on financial assets			29
Other Administration expenses			(12,615)	(1,724)	(956)
Profit / (loss) before income tax			51,806	1,561	5,405
Current income tax and social contribution			(1,456)
Profit / (loss) for the year			50,350	1,561	5,405
Total assets		6,224,913	6,224,913	425,360	56,198
Total liabilities		16,266	16,266	65,491	792
Total shareholders equity		R$ 6,208,647	R$ 6,208,647	R$ 420,794	R$ 55,406